Income Taxes- Expiration period for unrecognized deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
IFRS Statement [Line Items]
Unrecognized deferred tax assets	$ 45,769
Taiwan [Member] | Expiration year 2020 to 2024 [Member]
IFRS Statement [Line Items]
Deductible amount	90,601
Unrecognized deferred tax assets	$ 18,120
Expiration year	2020~2024
Taiwan [Member] | Expiration year 2025 To 2029 [Member]
IFRS Statement [Line Items]
Deductible amount	$ 108,690
Unrecognized deferred tax assets	$ 21,738
Expiration year	2025~2029
Hong Kong [Member]
IFRS Statement [Line Items]
Deductible amount	$ 1,820
Unrecognized deferred tax assets	$ 150
Expiration year	Indefinitely
U.S. [Member] | Expiration year 2024 To 2039 [Member]
IFRS Statement [Line Items]
Deductible amount	$ 11,789
Unrecognized deferred tax assets	$ 3,078
Expiration year	2024~2039
Israel [Member]
IFRS Statement [Line Items]
Deductible amount	$ 11,666
Unrecognized deferred tax assets	$ 2,683
Expiration year	Indefinitely